ProShares Hedge Replication ETF Expense Example - ProShares Hedge Replication ETF - None	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	$ 2,493